Major repairs or improvements are capitalized. Minor replacements and maintenance and repairs which do not improve or extend asset lives are expensed currently. (Details)	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Computer Equipment [Member]
Fixed assets, useful life		3 years
Furniture and Fixtures [Member]
Fixed assets, useful life		3 years
Office Equipment [Member]
Fixed assets, useful life	4 years	4 years
Warehouse Equipment [Member]
Fixed assets, useful life	5 years	5 years
Demo Devices [Member]
Fixed assets, useful life	4 years	4 years
Vehicles [Member]
Fixed assets, useful life	3 years	3 years
Leasehold Improvements [Member]
Fixed assets, useful life	5 years	5 years
Minimum [Member]
Fixed assets, useful life	3 years	3 years
Maximum [Member]
Fixed assets, useful life	5 years	5 years